United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07021

                      (Investment Company Act File Number)


                     Federated Investment Series Funds, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05
                                                --------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------



Item 1.     Schedule of Investments


Federated Bond Fund
Portfolio of Investments
February 28, 2005 (unaudited)



   Principal
   Amount
   or Shares                                                                           Value


                         Corporate Bonds--62.0%
                         Basic Industry - Chemicals--0.8%
$  3,760,000             Albemarle Corp., Sr. Note, 5.10%, 2/1/2015           $        3,735,172
   5,900,000     (1,2)   Fertinitro Finance, Company Guarantee,
                         8.29%, 4/1/2020                                               5,039,697
                         Total                                                         8,774,869
                         Basic Industry - Metals & Mining--2.3%
   7,359,000             Barrick Gold Corp., Deb., 7.50%, 5/1/2007                     7,877,000
   3,900,000             Inco Ltd., 5.70%, 10/15/2015                                  4,046,020
   2,500,000             Noranda, Inc., 6.00%, 10/15/2015                              2,612,840
   9,750,000             Placer Dome, Inc., Bond, 8.50%, 12/31/2045                    11,437,228
                         Total                                                         25,973,088
                         Basic Industry - Paper--2.3%
   2,600,000             International Paper Co., 4.25%, 1/15/2009                     2,587,260
   6,980,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                    8,211,754
   2,850,000             Pope & Talbot, Inc., 8.375%, 6/1/2013                         3,021,000
   5,000,000             Westvaco Corp., 7.65%, 3/15/2027                              5,731,950
   3,750,000             Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                     4,536,600
   840,000               Weyerhaeuser Co., Note, 5.50%, 3/15/2005                      840,974
   1,100,000             Weyerhaeuser Co., Note, 6.75%, 3/15/2012                      1,231,560
                         Total                                                         26,161,098
                         Capital Goods - Aerospace & Defense--0.1%
   1,212,000             Raytheon Co., Note, 6.75%, 8/15/2007                          1,284,753
                         Capital Goods - Building Materials--0.8%
   2,700,000             CRH America, Inc., 5.30%, 10/15/2013                          2,763,369
   5,500,000             Masco Corp., Note, 5.875%, 7/15/2012                          5,880,160
                         Total                                                         8,643,529
                         Capital Goods - Diversified
                         Manufacturing--1.5%
   2,940,000             Briggs & Stratton Corp., Company Guarantee,
                         8.875%, 3/15/2011                                             3,542,700
   2,500,000     (1,2)   Hutchison Whampoa International Ltd., 7.45%,
                         11/24/2033                                                    2,903,975
   1,350,000             Kennametal, Inc., 7.20%, 6/15/2012                            1,500,525
   4,600,000     (1,2)   Tyco International Group SA , Note, 4.436%,
                         6/15/2007                                                     4,620,824
   2,800,000             Tyco International Group, Company Guarantee,
                         6.875%, 1/15/2029                                             3,232,012
   1,000,000             Tyco International Group, Note, 5.80%,
                         8/1/2006                                                      1,026,480
                         Total                                                         16,826,516
                         Capital Goods - Environmental--1.7%
   500,000               Republic Services, Inc., 7.125%, 5/15/2009                    553,150
   600,000               Republic Services, Inc., Note, 6.75%,
                         8/15/2011                                                     666,612
   8,210,000             Waste Management, Inc., Deb., 8.75%, 5/1/2018                 9,197,006
   7,750,000             Waste Management Inc., Sr. Note, 7.125%,
                         10/1/2007                                                     8,306,683
                         Total                                                         18,723,451
                         Communications - Media & Cable--3.9%
   4,500,000             CF Cable TV, Inc., Note, 9.125%, 7/15/2007                    4,605,133
   3,000,000             Comcast Corp., 6.375%, 1/30/2006                              3,072,600
   900,000               Comcast Corp., 7.05%, 3/15/2033                               1,050,138
   1,200,000             Comcast Corp., 7.125%, 6/15/2013                              1,373,544
   11,290,000            Continental Cablevision, Sr. Deb., 9.50%,
                         8/1/2013                                                      12,077,478
   570,000               Continental Cablevision, Sr. Note, 8.30%,
                         5/15/2006                                                     599,651
   4,630,000     (1,2)   Cox Communications, Inc., 4.625%, 1/15/2010                   4,579,820
   5,010,000     (1,2)   Cox Communications, Inc., 5.45%, 12/15/2014                   5,026,508
   6,250,000             Grupo Televisa SA, Note, 8.00%, 9/13/2011                     7,281,250
   4,300,000             Lenfest Communications, Inc., Sr. Note,
                         8.375%, 11/1/2005                                             4,456,993
                         Total                                                         44,123,115
                         Communications - Media Noncable--1.5%
   615,000               British Sky Broadcasting Group PLC, 8.20%,
                         7/15/2009                                                     700,331
   5,100,000             British Sky Broadcasting Group PLC, Unsecd.
                         Note, 7.30%, 10/15/2006                                       5,357,106
   5,000,000             Clear Channel Communications, Inc., 6.00%,
                         11/1/2006                                                     5,146,430
   6,040,000             Reed Elsevier, Inc., Company Guarantee,
                         6.125%, 8/1/2006                                              6,233,340
                         Total                                                         17,437,207
                         Communications - Telecom Wireless--1.1%
   7,765,000             AT&T Wireless Services, Inc., Sr. Note,
                         7.35%, 3/1/2006                                               8,029,242
   1,900,000             Sprint Capital Corp., Company Guarantee,
                         8.75%, 3/15/2032                                              2,558,911
   1,860,000             Sprint Capital Corp., Note, 8.375%, 3/15/2012                 2,229,082
                         Total                                                         12,817,235
                         Communications - Telecom Wirelines--3.9%
   4,000,000             BellSouth Corp., 5.20%, 9/15/2014                             4,065,960
   3,870,000             CenturyTel, Inc., 8.375%, 10/15/2010                          4,492,528
   7,675,000             Citizens Communications Co., 9.00%, 8/15/2031                 8,835,844
   3,000,000             Deutsche Telekom International Finance BV,
                         5.25%, 7/22/2013                                              3,067,080
   4,940,000     (1,2)   KT Corp., Note, 5.875%, 6/24/2014                             5,179,442
   3,970,000             SBC Communications, Inc., 5.10%, 9/15/2014                    3,975,915
   7,690,000             Telecom de Puerto Rico, Note, 6.65%,
                         5/15/2006                                                     7,900,783
   7,050,000             Telefonos de Mexico, Note, 4.50%, 11/19/2008                  7,057,656
                         Total                                                         44,575,208
                         Consumer Cyclical - Automotive--3.5%
   2,000,000             DaimlerChrysler North America Holding Corp.,
                         6.50%, 11/15/2013                                             2,163,640
   1,350,000             Ford Motor Co., Unsecd. Note, 7.45%,
                         7/16/2031                                                     1,305,329
   10,000,000            Ford Motor Credit Co., Note, 6.50%, 1/25/2007                 10,306,960
   3,700,000             General Motors Acceptance Corp., 4.50%,
                         7/15/2006                                                     3,695,830
   6,250,000             General Motors Acceptance Corp., 6.875%,
                         9/15/2011                                                     6,205,369
   6,435,000             General Motors Acceptance Corp., 8.00%,
                         11/1/2031                                                     6,472,870
   6,690,000             General Motors Corp., Note, 8.375%, 7/15/2033                 6,589,195
   2,100,000             General Motors Corp., Note, 9.45%, 11/1/2011                  2,334,654
                         Total                                                         39,073,847
                         Consumer Cyclical - Entertainment--1.6%
   2,750,000             AOL Time Warner, Inc., 5.625%, 5/1/2005                       2,762,155
   4,500,000             AOL Time Warner, Inc., Bond, 7.625%,
                         4/15/2031                                                     5,509,755
   6,000,000             Carnival Corp., 3.75%, 11/15/2007                             5,930,640
   4,020,000             International Speedway Corp., 4.20%,
                         4/15/2009                                                     3,947,592
   100,000               Time Warner, Inc., Company Guarantee,
                         6.625%, 5/15/2029                                             109,221
                         Total                                                         18,259,363
                         Consumer Cyclical - Retailers--1.9%
   3,150,000             CVS Corp., 5.625%, 3/15/2006                                  3,212,213
   2,433,091     (1,2)   CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                 2,419,319
   4,200,000             Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                         6/1/2028                                                      4,849,068
   10,147,000            Shopko Stores, Inc., Sr. Note, 9.25%,
                         3/15/2022                                                     10,679,718
                         Total                                                         21,160,318
                         Consumer Cyclical - Services--0.8%
   7,475,000             Boston University, 7.625%, 7/15/2097                          8,910,072
                         Consumer Non-Cyclical Food/Beverage--1.0%
   4,500,000             Kellogg Co., 7.45%, 4/1/2031                                  5,732,415
   5,500,000             Kraft Foods, Inc., 5.625%, 11/1/2011                          5,799,970
                         Total                                                         11,532,385
                         Consumer Non-Cyclical Healthcare--0.7%
   2,200,000             Anthem, Inc., 6.80%, 8/1/2012                                 2,468,400
   4,750,000             UnitedHealth Group, Inc., 7.50%, 11/15/2005                   4,874,640
                         Total                                                         7,343,040
                         Consumer Non-Cyclical Pharmaceuticals--0.5%
   1,920,000             Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                   2,196,461
   3,170,000             Wyeth, Unsecd. Note, 5.50%, 2/1/2014                          3,284,564
                         Total                                                         5,481,025
                         Consumer Non-Cyclical Tobacco--0.4%
   1,375,000             Altria Group, Inc., 5.625%, 11/4/2008                         1,423,056
   2,500,000             Philip Morris Cos., Inc., Note, 6.375%,
                         2/1/2006                                                      2,556,150
                         Total                                                         3,979,206
                         Energy - Independent--1.9%
   2,500,000             Anadarko Petroleum Corp., Unsecd. Note,
                         7.00%, 10/15/2006                                             2,622,700
   460,000               Canadian Natural Resources Ltd., 4.90%,
                         12/1/2014                                                     452,617
   5,890,000             Canadian Natural Resources Ltd., 5.85%,
                         2/1/2035                                                      5,945,543
   2,250,000             Norcen Energy Resources, Inc., Deb., 7.375%,
                         5/15/2006                                                     2,341,260
   3,450,000             Pemex Project Funding Master, Company
                         Guarantee, 9.125%, 10/13/2010                                 4,105,500
   5,862,400     (1,2)   Ras Laffan Liquified Natural Gas, 3.437%,
                         9/15/2009                                                     5,627,787
                         Total                                                         21,095,407
                         Energy - Integrated--2.1%
   4,100,000             Conoco, Inc., 7.25%, 10/15/2031                               5,173,257
   3,000,000             Husky Oil Ltd., Company Guarantee, 8.90%,
                         8/15/2028                                                     3,369,039
   450,000               Husky Oil Ltd., Deb., 7.55%, 11/15/2016                       520,200
   5,350,000             Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                  5,599,471
   4,650,000             Petro-Canada, Bond, 5.35%, 7/15/2033                          4,403,178
   220,000               Petro-Canada, Deb., 7.00%, 11/15/2028                         254,538
   4,150,000     (1,2)   Statoil ASA, 5.125%, 4/30/2014                                4,221,131
                         Total                                                         23,540,814
                         Energy - Oil Field Services--0.0%
   210,000               Noble Drilling Corp., Sr. Note, 7.50%,
                         3/15/2019                                                     243,220
                         Energy - Refining--0.3%
   2,250,000             Valero Energy Corp., 7.50%, 4/15/2032                         2,781,878
                         Financial Institution - Banking--6.9%
   4,750,000             ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
                         12/1/2026                                                     5,008,638
   4,000,000             Astoria Financial Corp., Note, 5.75%,
                         10/15/2012                                                    4,118,484
   6,175,000             City National Bank, Sub. Note, 6.375%,
                         1/15/2008                                                     6,565,692
   5,350,000             Corp Andina De Fomento, Bond, 7.375%,
                         1/18/2011                                                     6,066,686
   5,740,000             FirstBank Puerto Rico, Sub. Note, 7.625%,
                         12/20/2005                                                    5,830,382
   2,300,000             Household Finance Corp., Unsecd. Note,
                         5.75%, 1/30/2007                                              2,378,269
   3,500,000             Hudson United Bancorp, 7.00%, 5/15/2012                       3,871,207
   870,000               J.P. Morgan Chase & Co., Sub. Deb., 8.00%,
                         4/29/2027                                                     1,142,806
   1,400,000             J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                         9/15/2014                                                     1,416,268
   10,511,111    (1,2)   Regional Diversified Funding, 9.25%,
                         3/15/2030                                                     12,654,747
   5,200,000             Regions Financial Corp., 4.375%, 12/1/2010                    5,126,628
   3,800,000     (1,2)   Swedbank, Sub., 7.50%, 11/29/2049                             4,004,938
   5,810,000             U.S. Bank, NA, Sub. Note, 4.95%, 10/30/2014                   5,835,855
   5,000,000             Wachovia Bank N.A., 4.80%, 11/1/2014                          4,946,300
   3,440,000             Wachovia Bank N.A., Sub. Note, 4.875%,
                         2/1/2015                                                      3,414,303
   500,000               Washington Mutual Bank FA, 5.125%, 1/15/2015                  498,905
   2,400,000             Washington Mutual Bank FA, Sub. Note,
                         6.875%, 6/15/2011                                             2,682,096
   2,000,000             Washington Mutual Finance Corp., Sr. Note,
                         8.25%, 6/15/2005                                              2,029,460
                         Total                                                         77,591,664
                         Financial Institution - Brokerage--2.6%
   8,140,000     (1,2)   Amvescap PLC, 4.50%, 12/15/2009                               7,969,304
   4,255,000     (1,2)   FMR Corp., Bond, 7.57%, 6/15/2029                             5,322,494
   1,000,000             Franklin Resources, Inc., 3.70%, 4/15/2008                    983,400
   2,900,000             Goldman Sachs Group, Inc., 6.125%, 2/15/2033                  3,086,789
   190,000               Goldman Sachs Group, Inc., Note, (Series
                         MTNB), 7.35%, 10/1/2009                                       213,019
   2,100,000             Goldman Sachs Group, Inc., Sub. Note,
                         6.345%, 2/15/2034                                             2,243,325
   185,000               Lehman Brothers Holdings, Inc., Note,
                         6.625%, 2/5/2006                                              190,047
   5,750,000             Waddell & Reed Financial, Inc., 7.50%,
                         1/18/2006                                                     5,936,760
   2,662,536     (1,2)   World Financial, Pass Thru Cert., (Series 96
                         WFP), 6.91%, 9/1/2013                                         2,884,006
                         Total                                                         28,829,144
                         Financial Institution - Finance
                         Noncaptive--1.9%
   4,295,000     (1,2)   Berkshire Hathaway, Inc., 4.85%, 1/15/2015                    4,267,856
   4,050,000             Capital One Financial Corp., Note, 7.125%,
                         8/1/2008                                                      4,369,561
   115,000               Heller Financial, Inc., Note, 7.375%,
                         11/1/2009                                                     129,173
   8,790,000             SLM Corp., Floating Rate Note, 3.669%,
                         12/15/2014                                                    8,768,025
   3,250,000             Susa Partnership LP, 8.20%, 6/1/2017                          4,129,580
                         Total                                                         21,664,195
                         Financial Institution - Insurance -
                         Life--2.9%
   3,150,000             AXA-UAP, Sub. Note, 8.60%, 12/15/2030                         4,254,989
   450,000               American General Corp., Note, 7.75%, 4/1/2005                 451,701
   2,950,000             Delphi Financial Group, Inc., 9.31%,
                         3/25/2027                                                     3,304,000
   7,800,000     (1,2)   Life Re Capital Trust I, Company Guarantee,
                         8.72%, 6/15/2027                                              8,661,198
   4,000,000     (1,2)   Pacific LifeCorp., Bond, 6.60%, 9/15/2033                     4,502,080
   6,500,000     (1,2)   Reinsurance Group of America, Sr. Note,
                         7.25%, 4/1/2006                                               6,729,385
   525,000               Transamerica Corp., Note, 6.75%, 11/15/2006                   547,958
   3,950,000     (1,2)   Union Central Life Insurance Co., Note,
                         8.20%, 11/1/2026                                              4,550,242
                         Total                                                         33,001,553
                         Financial Institution - Insurance - P&C--2.0%
   3,900,000             Liberty Mutual Insurance Co., Sub. Note,
                         8.20%, 5/4/2007                                               4,189,614
   7,300,000     (1,2)   MBIA Global Funding LLC, 2.875%, 11/30/2006                   7,170,498
   3,000,000     (1,2)   Oil Insurance Ltd., Sub. Deb., 5.15%,
                         8/15/2033                                                     3,029,610
   25,000                Progressive Corp., OH, Unsecd. Note, 7.30%,
                         6/1/2006                                                      26,121
   1,000,000     (1,2)   USF&G Corp., 8.312%, 7/1/2046                                 1,202,982
   5,750,000             USF&G Corp., Company Guarantee, 8.47%,
                         1/10/2027                                                     6,389,153
                         Total                                                         22,007,978
                         Financial Institution - REITs--0.9%
   6,200,000             EOP Operating LP, 8.375%, 3/15/2006                           6,488,548
   185,000               Mack-Cali Realty Corp., Note, 7.25%,
                         3/15/2009                                                     202,823
   3,000,000             Rouse Co., 5.375%, 11/26/2013                                 2,857,074
   430,000               Simon Property Group, Inc., 6.35%, 8/28/2012                  465,161
                         Total                                                         10,013,606
                         Foreign-Local-Govt--0.8%
   7,900,000             Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                      8,648,920
                         Sovereign--1.5%
   3,500,000             Sweden, Government of, Deb., 10.25%,
                         11/1/2015                                                     4,346,510
   6,500,000             United Mexican States, 6.625%, 3/3/2015                       6,981,000
   4,800,000             United Mexican States, 7.50%, 4/8/2033                        5,347,200
                         Total                                                         16,674,710
                         Technology--1.7%
   1,100,000             Dell Computer Corp., Deb., 7.10%, 4/15/2028                   1,342,462
   8,300,000             Deluxe Corp., 5.125%, 10/1/2014                               8,023,029
   1,965,000             IBM Corp., Deb., 8.375%, 11/1/2019                            2,561,967
   1,400,000             SunGard Data Systems, Inc., 4.875%, 1/15/2014                 1,353,408
   6,000,000             Unisys Corp., 8.125%, 6/1/2006                                6,292,500
                         Total                                                         19,573,366
                         Transportation - Airlines--0.4%
   2,151,321             Northwest Airlines Corp., Equip. Trust,
                         8.072%, 10/1/2019                                             2,409,695
   1,995,000             Southwest Airlines Co., Deb., 7.375%,
                         3/1/2027                                                      2,302,350
                         Total                                                         4,712,045
                         Transportation - Railroads--1.7%
   1,200,000             Burlington Northern Santa Fe Corp., 4.875%,
                         1/15/2015                                                     1,190,724
   2,633,334             Burlington Northern Santa Fe Corp., Pass
                         Thru Cert., 7.57%, 1/2/2021                                   3,115,260
   6,350,000             Burlington Northern, Inc., Mtg. Bond, 9.25%,
                         10/1/2006                                                     6,842,125
   3,150,000             Canadian Pacific RR, 7.125%, 10/15/2031                       3,827,502
   4,280,000             Union Pacific Corp., 4.875%, 1/15/2015                        4,211,648
                         Total                                                         19,187,259
                         Transportation - Services--0.6%
   7,300,000             FedEx Corp., Note, 2.65%, 4/1/2007                            7,101,732
                         Utility - Electric--3.5%
   8,930,000             American Electric Power Co., Inc., Note,
                         6.125%, 5/15/2006                                             9,176,468
   55,000                Baltimore Gas & Electric Co., 1st Ref. Mtg.,
                         7.50%, 1/15/2007                                              58,425
   2,390,000             Consolidated Natural Gas Co., 5.00%,
                         12/1/2014                                                     2,393,322
   5,150,000             Enersis SA, Note, 7.40%, 12/1/2016                            5,601,516
   2,150,000             FirstEnergy Corp., 7.375%, 11/15/2031                         2,533,684
   2,900,000     (1,2)   Israel Electric Corp. Ltd., Sr. Note,
                         7.875%, 12/15/2026                                            3,293,153
   3,900,000             MidAmerican Energy Co., Unsecd. Note, 6.75%,
                         12/30/2031                                                    4,618,887
   1,950,000             Oncor, Inc., Deb., 7.00%, 9/1/2022                            2,251,511
   1,000,000             PSEG Power LLC, Company Guarantee, 7.75%,
                         4/15/2011                                                     1,158,050
   1,410,000             Pacific Gas & Electric Co., 6.05%, 3/1/2034                   1,493,655
   2,925,000             Pacific Gas & Electric Co., Unsecd. Note,
                         4.20%, 3/1/2011                                               2,848,833
   4,000,000             Public Service Electric & Gas Co., 4.00%,
                         11/1/2008                                                     3,966,920
                         Total                                                         39,394,424
                         Total Corporate Bonds

                         (identified cost $669,352,529)                                697,141,240
                         Mortgage Backed Securities--0.0%
   23,712                Federal Home Loan Mortgage Corp., Pool
                         C00702, 6.00%, 1/1/2029                                       24,422
   30,395                Federal Home Loan Mortgage Corp., Pool
                         C00748, 6.00%, 4/1/2029                                       31,304
   6,761                 Federal Home Loan Mortgage Corp., Pool
                         C20263, 6.00%, 1/1/2029                                       6,963
   16,653                Federal Home Loan Mortgage Corp., Pool
                         C25621, 6.50%, 5/1/2029                                       17,393
   45,901                Federal Home Loan Mortgage Corp., Pool
                         G10493, 6.00%, 4/1/2011                                       47,800
   26,018                Federal National Mortgage Association, Pool
                         313324, 9.00%, 6/1/2017                                       28,186
   31,104                Federal National Mortgage Association, Pool
                         323159, 7.50%, 4/1/2028                                       33,433
   19,236                Federal National Mortgage Association, Pool
                         421223, 7.00%, 5/1/2028                                       20,367
   31,593                Federal National Mortgage Association, Pool
                         429707, 6.50%, 5/1/2013                                       33,306
   29,632                Federal National Mortgage Association, Pool
                         430232, 7.00%, 8/1/2028                                       31,372
   112,410               Federal National Mortgage Association, Pool
                         439947, 6.50%, 11/1/2028                                      117,512
   74,617                Federal National Mortgage Association, Pool
                         489867, 6.50%, 3/1/2029                                       77,934
   23,368                Government National Mortgage Association,
                         Pool 449491, 7.50%, 12/15/2027                                25,274
   9,618                 Government National Mortgage Association,
                         Pool 486467, 7.00%, 8/15/2028                                 10,261
   38,929                Government National Mortgage Association,
                         Pool 780339, 8.00%, 12/15/2023                                42,236
   26,272                Government National Mortgage Association,
                         Pool 780340, 9.00%, 11/15/2017                                28,732
   22,817                Government National Mortgage Association,
                         Pool 780373, 7.00%, 12/15/2023                                24,230
                         Total Mortgage Backed
                         Securities
                         (identified cost $571,892)                                    600,725
                         Municipal bonds--2.3%
   3,000,000             Harvard University, Revenue Bonds, 8.125%
                         Bonds, 4/15/2007                                              3,257,700
   6,050,000             Kansas City, MO Redevelopment Authority,
                         7.65% Bonds (FSA LOC), 11/1/2018                              6,395,455
   3,090,000             McKeesport, PA, Taxable G.O.  (Series B
                         1997), 7.30% Bonds (MBIA Insurance Corp.
                         INS), 3/1/2020                                                3,363,712
   4,675,000             Pittsburgh, PA Urban Redevelopment
                         Authority, 8.01% Bonds (Alcoa, Inc.),
                         6/1/2015                                                      4,911,555
   2,635,000             Pittsburgh, PA Urban Redevelopment
                         Authority, 9.07% Bonds (CGIC GTD), 9/1/2014                   2,761,928
   2,200,000             Southeastern, PA Transportation Authority,
                         (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020                  2,230,448
   2,080,000             Tampa, FL Sports Authority, 8.02% Bonds
                         (MBIA Insurance Corp. GTD), 10/1/2026                         2,696,866
                         Total Municipal
                         bonds
                          (identified cost $24,395,463)                                25,617,664
                         Common Stocks--0.0%
                         Finance--0.0%
   10,585         (3)    Arcadia Financial Ltd., Warrants                              0
                         Utility - Electric--0.0%
   1,761          (3)     NRG Energy, Inc.                                             67,816
                         Total Common Stocks

                         (identified cost $38,566)                                     67,816
                         Preferred Stocks--1.7%
                         Financial Institution - Banking--0.7%
   142,000               Citigroup, Inc., Cumulative Pfd., (Series
                         F), $3.18 Annual Dividend                                     7,565,945
                         Financial Institution - Brokerage--0.6%
   130,000               Lehman Brothers Holdings, Inc., Pfd., $2.84
                         Annual Dividend                                               6,747,819
                         Financial Institution - REITs--0.4%
   80,000                Prologis Trust, Cumulative REIT Perpetual
                         Pfd. Stock, (Series C), $4.27 Annual Dividend                 4,915,000
                         Total Preferred
                         Stocks
                          (identified cost $16,007,452)                                19,228,764
                         Asset-Backed Securities--0.2%
                         Home Equity Loan--0.1%
   1,614,371     (1,2)   125 Home Loan Owner Trust 1998-1A, Class B1,
                         9.26%, 2/15/2029                                              1,630,515
                         Structured Product (Abs)--0.1%
   653,556               Green Tree Financial Corp. 1992-2, Class B,
                         9.15%, 1/15/2018                                              573,809
                         Total Asset-Backed Securities (identified
                         cost $2,293,313)                                              2,204,324
                         Collateralized Mortgage Obligations--0.0%
                         Commercial Mortgage--0.0%
   325,000               Morgan Stanley Capital, Inc., Class A3,
                         6.48%, 6/3/2030                                               342,366
                         Non-Agency Mortgage--0.0%
   113,121        (1)     SMFC Trust Asset-Backed Certificates ,
                         1997-A, Class 4, 3.191%, 1/28/2027                            89,366
                         Total Collateralized Mortgage
                         Obligations
                         (identified cost $432,795)                                    431,732
                         U.S. Treasury--0.4%
   3,780,000             United States Treasury Bond, 12.75%,
                         11/15/2010
                         (IDENTIFIED COST $4,471,249)                                  4,030,425
                         Mutual Funds--28.5%(4)
   18,974                Federated Mortgage Core Portfolio                             191,637
   45,148,397            High Yield Bond Portfolio                                     319,650,653
                         Total mutual
                         funds
                         (identified cost $373,138,948)                                319,842,290
                         Repurchase Agreements--4.2%
$  47,129,000            Interest in $2,000,000,000 joint repurchase
                         agreement with Barclays Capital, Inc.,
                         2.64%, dated 2/28/2005 to be repurchased at
                         $47,132,456 on 3/1/2005, collateralized by
                         U.S. Government Agency Obligations with
                         various maturities to 11/15/2030, collateral
                         market value $2,040,000,470 (AT AMORTIZED
                         COST)                                                         47,129,000
                         Total Investments -
                         99.3%
                          (identified cost $1,137,831,207)(5)                          1,116,293,980
                         other assets and liabilities - net - 0.7%                     7,598,003
                         total net assets - 100%                              $        1,123,891,983

1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $117,580,877 which represents 10.5% of total net assets.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the fund's Board of  Directors.  At  February  28,  2005,  these  securities  amounted  to $
     117,491,511  which  represents  10.5%  of  total  net  assets.   Additional
     information on restricted securities,  excluding securities purchased under
     Rule 144A that have been deemed liquid by the Directors,  held at November,
     2004 is as follows:



       Security                                         Acquisition Date        Acquisition Cost

       SMCF Trust Asset-Backed
       Certificates, Series 1997-A, Class 4             2/4/1998                102,600

3    Non-income producing security.

4    Affiliated companies.

5    The cost of investments for federal tax purposes amounts to $1,142,572,693.
     The net unrealized depreciation of investments for federal tax purposes was $26,278,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,074,468 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,353,181.



Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:
CGIC        --Capital Guaranty Insurance Corporation
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GTD         --Guaranteed
INS         --Insured
LOC         --Letter of Credit
REITs       --Real Estate Investment Trust

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors"). Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange  Commission
(SEC), the Fund may invest in Federated Core Trust, (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005